Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 85,182	£ 92,994
Trading assets	46,537	48,917
Derivatives	60,789	78,406
Settlement balances	645	2,085
Loans to banks - amortised cost	6,958	6,030
Loans to customers - amortised cost	418,881	400,326
Securities subject to repurchase agreements	19,854	13,555
Other financial assets excluding securities subject to repurchase agreements	59,916	49,688
Other financial assets	79,770	63,243
Intangible assets	7,292	7,588
Other assets	8,499	8,396
Total assets	714,553	707,985
Liabilities
Bank deposits	44,092	31,452
Customer deposits	442,998	433,490
Settlement balances	942	1,729
Trading liabilities	49,022	54,714
Derivatives	53,974	72,082
Other financial liabilities	67,599	61,087
Subordinated liabilities	6,123	6,136
Notes in circulation	3,164	3,316
Other liabilities	4,026	4,601
Total liabilities	671,940	668,607
Equity
Ordinary shareholders' interests	38,028	34,070
Other owners' interests	4,571	5,280
Owners' equity	42,599	39,350
Non-controlling interests	14	28
Total equity	42,613	39,378
Total liabilities and equity	£ 714,553	£ 707,985